Managed Investment Entities (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CollateralizedLoanObligations	Dec. 31, 2010	Dec. 31, 2011 Senior Debt of Collateralized Loan Obligations [Member]	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member]	Feb. 29, 2012 CLO Currently Being Marketed - Estimates [Member]	Dec. 31, 2011 New CLO Formed in December 2011 [Member]
Variable Interest Entity [Line Items]
Aggregate fair value of investment in collateralized loan obligations				$ 98	$ 17
Purchased senior debt, face amount			49
Purchased CLO senior debt purchase price			46
Assets of managed investment entities	3,058	2,537				410
Liabilities of managed investment entities	2,787	2,323				410
Face amount of liabilities							450
Face amount of liabilities purchased by subsidiaries of AFG							41
Managed Investment Entities (Textual) [Abstract]
Percentage of investment of most subordinate debt tranche, Minimum	7.50%
Percentage of investment of most subordinate debt tranche, Maximum	51.10%
Number of collateralized loan obligation entities	7
Difference between aggregate unpaid principal balance and fair value of CLOs' fixed maturity investments	120	69
Difference between aggregate unpaid principal balance and fair value of CLOs' debt	306	301
Aggregate unpaid principal balance of CLO loans in default	7	12
Carrying amount of CLO loans in default	$ 2	$ 6